UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C.  20549

                           FORM 24F-2

                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2

     Read instructions at end of Form before preparing Form.
                      Please print or type.


1 Name and address of issuer: Strategic Partners Opportunity Funds, 100 Mulberry Street, Gateway Center Three, Newark, New Jersey, 07102-4077

2 Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3       Investment Company Act File Number:     811-09805.
        Securities Act File Number:   333-95849.

4 (a)   Last day of fiscal year for which this Form is filed:
        February 29, 2004.

4 (b) [ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer's fiscal
	year) (See Instruction A.2).

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c) [ ] Check box if this is the last time the issuer will be filing this Form.

5       Calculation of registration fee:

        Aggregate sale price of securities
   (i)  sold during the fiscal year pursuant
        to section 24(f):				$45,814,479

        Aggregate price of securities
  (ii)  redeemed or repurchased during
        the fiscal year:		$150,579,735

 (iii)  Aggregate price of securities
        redeemed or repurchased during
        any prior fiscal year ending
        no earlier than October 11,
        1995 that were not previously
        used to reduce registration
        fees payable to the
        Commission:			$0

  (iv)  Total available redemption credits
        [add Items 5(ii) and 5(iii)]:		      - $(150,579,735)


   (v)  Net sales - If Item 5(i) is greater
        than Item 5(iv) [subtract Item 5(iv)
        from Item 5(i)]:				$(104,765,256)

  (vi)  Redemption credits available
        for use in future years - if
        Item 5(i) is less than Item
        5(iv)[subtract Item 5(iv)
        from Item (5(i)]:		$(104,765,256)

 (vii)  Multiplier for determining
        registration fee (See instruction
        C.9):						x .0001267

(viii)  Registration fee due [multiply Item
        5(v) by Item 5(vii)] enter  " 0 "  if
        no fee is due.					=  $0

6       Prepaid Shares
        If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0 . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .

7       Interest due - if this Form is being
        filed more than 90 days after the end
        of the issuer's fiscal year (See
        Instruction D):					+  $0

8       Total amount of the registration fee
        due plus any interest due [line 5(viii)
        plus line 7]:					=  $0

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

        Method of Delivery:     N/A

             [  ] Wire Transfer
             [  ] Mail or other means



                           SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)     /s/Lori E. Bostrom
                              Lori E. Bostrom
                              Secretary

Date: May 20, 2004